October 12, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Consulting Group Capital Markets Funds (“Trust”)
SEC File No. 811-06318

Ladies and Gentlemen:

Attached hereto for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a)(2) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 75 (amendment No. 77 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).

The purpose of the Amendment is to register a new series of shares of the Trust designated as the Alternative Strategies Fund. Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 26, 2017.

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1616.

Very truly yours,

/s/ Suzan M. Barron
Suzan M. Barron
Assistant Secretary

Cc:	Eric Metallo (via email)
Timothy Hansen (via email)
John O’Brien, Esq. (via email)